SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
SHARE-BASED PAYMENTS

12. SHARE-BASED PAYMENTS

As of June 30, 2023, 492,492 Time Options had vested under the Plan. During the six months ended June 30, 2023, there were no options or other share awards granted.

A summary of option activity for the six months ended June 30, 2023 is presented below.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	25,833	3.92	-	-
Expired	-	-	-	-
Balance, June 30, 2023	589,167	$2.53	3.10	$1,747,194

A summary of unvested options for the six months ended June 30, 2023 is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2022	290,834	$3.13
Granted	-	-
Vested	168,333	2.61
Forfeited or expired	21,666	3.43
Exercised	-	-
Unvested as of June 30, 2023	100,835	$3.95

The Company recognized $212,609 and $262,034 of non-employee share-based compensation expense for the six months ended June 30, 2023 and 2022, respectively, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss.

As of June 30, 2023, $324,574 of unrecognized compensation expense remained under the Plan related to unvested non-employee Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346. Each Unit consists of one Common Share and one half of one Warrant. The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Assumptions
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the six months as of June 30, 2023 is presented below. There was no warrant activity for the six months ended June 30, 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2022	500,620	$4.00	0.54
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, June 30, 2023	500,620	$4.00	0.58